Going Concern Considerations - Additional Information (Detail) - USD ($)		9 Months Ended
	Aug. 02, 2017	Sep. 30, 2017
Going Concern Considerations [Line Items]
Net proceeds from sale of common stock		$ 948,000
Merger Agreement [Member] | Cooltech Holding Corp. ("Cooltech") [Member]
Going Concern Considerations [Line Items]
Net proceeds from sale of common stock	$ 948,000